United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: March 31, 2013
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:			3601 Green Road
				Suite 102
				Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kara Downing
Title: 	Chief Compliance Officer
Phone:	216-464-6266
Signature, Place and Date of Signing:

Kara Downing	Cleveland, Ohio		May 6, 2013

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	40

Form 13F Information Table Value Total:	$77,931,519


	Title of		Value		Invst	Other	Voting Authority
Name of Issuer	Class		(x$1000)	Shares	Disc	Mngrs	Sole	Shared	None

Exxon Mobil Corp.
Com
30231G102
13,448
149239
Sole

149239
 Danaher Corp Del
Com
235851102
2,869
46156
Sole

46156
 Cerner Corporation
Com
156782104
2,822
29782
Sole

29782
 Mylan Inc.
Com
628530107
2,816
97241
Sole

97241
 CVS Caremark Corp
Com
126650100
2,679
48725
Sole

48725
 International Business Machine
Com
459200101
2,623
12295
Sole

12295
 Google Inc.
Com
38259P508
2,574
3241
Sole

3241
 Novartis A G ADR
Com
66987V109
2,562
35959
Sole

35959
 Verizon Communications
Com
92343V104
2,482
50506
Sole

50506
 Accenture Ltd.
Com
G1151C101
2,404
31638
Sole

31638
 Fiserv Inc.
Com
337738108
2,362
26886
Sole

26886
 McKesson Corp.
Com
58155Q103
2,346
21732
Sole

21732
 Scripps Networks Interactive I
Com
811065101
2,284
35504
Sole

35504
 Stericycle Inc.
Com
858912108
2,224
20942
Sole

20942
 ConocoPhillips
Com
20825C104
2,204
36673
Sole

36673
 ANSYS Inc.
Com
03662Q105
2,203
27060
Sole

27060
 Thermo Fisher Scientific Inc.
Com
883556102
2,179
28491
Sole

28491
 Huntington Bancshares
Com
446150104
2,049
278077
Sole

278077
 Harman International Industrie
Com
413086109
1,903
42645
Sole

42645
 Microsoft Corporation
Com
594918104
1,898
66354
Sole

66354
 Intel Corporation
Com
458140100
1,876
85933
Sole

85933
 Travelers Companies Inc.
Com
89417E109
1,860
22098
Sole

22098
 Chevron Corporation
Com
166764100
1,774
14929
Sole

14929
 Procter & Gamble Co
Com
742718109
1,731
22465
Sole

22465
 Oracle Corporation
Com
68389X105
1,722
53272
Sole

53272
 Colgate Palmolive Co
Com
194162103
1,675
14195
Sole

14195
 Public Svc Enterprise Group In
Com
744573106
1,512
44027
Sole

44027
 Apache Corp.
Com
037411105
1,270
16460
Sole

16460
 BP PLC ADR
Com
055622104
1,202
28374
Sole

28374
 Lincoln Elec Hldgs Inc.
Com
533900106
792
14615
Sole

14615
 Eaton Corp PLC F
Com
278058102
689
11250
Sole

11250
 Freeport-McMoRan Copper & Gold
Com
35671D857
581
17538
Sole

17538
 General Elec Company
Com
369604103
425
18372
Sole

18372
 Philip Morris International In
Com
718172109
419
4515
Sole

4515
 Disney Walt Co.
Com
254687106
296
5218
Sole

5218
 Automatic Data Processing Inc.
Com
053015103
264
4060
Sole

4060
 Berkshire Hathaway Inc. Cl B
Com
84670702
261
2505
Sole

2505
 Apple Computer Inc.
Com
037833100
246
555
Sole

555
 Mastercard Inc
Com
57636Q104
203
376
Sole

376
 America Movil S A De C V Spon
Com
02364W105
202
9650
Sole

9650